Consolidated Statement of Profit and Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	€ 1,946,647	€ 1,904,549	€ 1,492,840
Cost of sales	(650,087)	(680,235)	(564,832)
Gross profit	1,296,560	1,224,314	928,008
Selling, general and administrative expenses	(1,008,324)	(901,364)	(695,084)
Marketing expenses	(121,384)	(114,802)	(85,147)
Operating profit	166,852	208,148	147,777
Financial income	26,028	37,282	13,320
Financial expenses	(51,995)	(68,121)	(54,346)
Foreign exchange losses	(11,338)	(5,262)	(7,869)
Result from investments accounted for using the equity method	1,061	(2,953)	2,199
Profit before taxes	130,608	169,094	101,081
Income taxes	(39,747)	(33,433)	(35,802)
Profit	90,861	135,661	65,279
Attributable to:
Shareholders of the Parent Company	77,083	121,529	51,482
Non-controlling interests	€ 13,778	€ 14,132	€ 13,797
Basic earnings per share in Euro (in EUR per share)	€ 0.31	€ 0.49	€ 0.22
Diluted earnings per share in Euro (in EUR per share)	€ 0.30	€ 0.48	€ 0.21